Operating Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Disclosure of Components of Operating Lease Income
The components of operating lease income are as follows:

(in $ millions)	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Time charter revenues	53.3	29.9	86.9	51.9